Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Amounts related to transactions with related parties	The table below summarizes amounts related to transactions with these related parties (in thousands) :

	As of
	December 31, 2023	December 31, 2022
Accounts receivable	$2,190	$1,821
Contract Assets	659	—
Notes receivable	5,436	—
Accounts payable	582	3,195
The following table presents revenue from related parties per disaggregated revenue categories:

	Year Ended December 31,
	2023	2022	2021
Revenue from related parties, included within Licensing	$3,449	$2,160	$2,025
Revenue from related parties, included within Engineering and other services	2,363	810	1,228